Concentrations and Risks	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Concentrations and Risks
3.	Concentrations and Risks

a)	Telecommunications service provider

The Group relied on telecommunications service providers and their affiliates for servers and bandwidth services to support its operations for the years ended December 31, 2017, 2018 and 2019 as follows:

	For the Year Ended December 31,
	2017	2018	2019
Total number of telecommunications service providers	52	88	107
Number of service providers providing 10% or more of the Group’s servers and bandwidth expenditure	2	3	2
Total percentage of the Group’s servers and bandwidth expenditure provided by 10% or greater service providers	34%	48%	45%

b)	Foreign currency exchange rate risk

The functional currency and the reporting currency of the Company are U.S. dollar
s
and RMB, respectively. The Group’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, time deposits, short-term and long-term investments, long-term debt and accounts payable denominated in the U.S. dollar
s
. Most of the Group’s revenues, costs and expenses are denominated in RMB, while the long-term debt and a portion of cash and cash equivalents, time deposits, short-term and long-term investments, and accounts payable are denominated in U.S. dollar
s
. Any significant fluctuation of RMB against U.S. dollar
s
may materially and adversely affect the Company’s cash flows, revenues, earnings and financial positions.
c)	Credit risk

The Group’s financial instruments potentially subject to significant concentrations of credit risk primarily consist of cash and cash equivalents, time deposits
, accounts receivable
,
and
money market funds and financial products with variable interest rates referenced to performance of underlying assets issued by commercial banks and other financial institutions
. As of December 31, 2018 and 2019, substantially all of the Group’s cash and cash equivalents and time deposits
were held in major financial institutions located in the United States of America and China, which management consider being of high credit quality. Accounts receivable is typically unsecured and is
p
rimarily
 derived from revenue earned from mobile game services (mainly relates to remittances due from payment channels and distribution channels) and advertising services. There was no individual payment channel that had receivable balance exceeding 10% of the Group’s accounts receivable balance as of December 31, 2018 and 2019.
One
distribution channel had receivable balance exceeding 10% of the Group’s accounts receivable balance as of December 31, 2018 and 2019, respectively, as follows:

RMB in thousands	December 31, 2018	December 31, 2019
Distribution channel A	63,762	118,860

d)	Major customers and supplying channels

No single customer represented 10% or more of the Group’s net revenues for the years ended December 31, 2017, 2018 and 2019.
The Group relied on a distribution channel to publish and generate the iOS version of its mobile games. Mobile game revenues generated through this distribution channel accounted for approximately 38%, 29% and 17% of the Group’s total net revenues for the years ended December 31, 2017, 2018 and 2019, respectively.
e)	Mobile games

Mobile game revenues accounted for 83%, 71% and 53% of the Group’s net revenues for the years ended December 31, 2017, 2018 and 2019, respectively.
The following table summarizes revenues generated by mobile games individually contributing more than 10% of the Group’s total mobile game revenues for the years ended December 31, 2017, 2018 and 2019, respectively.

	For the Year Ended December 31,
	2017	2018	2019
Mobile game 1	72%	74%	58%
Mobile game 2	13%	11%	10%